Supplemental Disclosures of Cash Flow Information	12 Months Ended
Mar. 31, 2012
Supplemental Disclosures of Cash Flow Information

(14) Supplemental Disclosures of Cash Flow Information

	Yen (millions)
	2010	2011	2012
Cash paid (provided), net during the year for:
Interest	¥154,814	¥128,401	¥97,788
Income taxes	(229)	174,092	47,217

During the fiscal year ended March 31, 2011, the Company retired 23,400 thousand shares of its treasury stock at a cost of ¥80,417 million by offsetting with unappropriated retained earnings of ¥80,417 million based on the resolution of board of directors.